Note 22 - Finance Costs (Tables)	12 Months Ended
Aug. 31, 2018
Statement Line Items [Line Items]
Schedule of Finance Costs [text block]
	Year ended August 31, 2018	Year ended August 31, 2017

Interest on Gold Bullion Loans (Note 21)	$337,012	$293,278
Interest on Convertible Loans (Note 23)	212,201	54,140
	$549,213	$347,418